Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Categories of Financial Instruments
Categories of financial instruments

	Carrying and fair value
	31 December 2021	31 December 2020	30 June 2020	30 June 2019
	£m	£m	£m	£m
Financial instruments held at amortized cost
Trade receivables	33.2	28.0	31.4	29.3
Other receivables	2.8	2.8	3.9	2.5
Cash and cash equivalents	95.1	211.9	187.3	87.1
Trade and other payables	(46.0)	(33.3)	(33.8)	(31.0)
Borrowings	(120.0)	—	(107.0)	—
Lease liabilities	(110.5)	(117.0)	(127.8)	—

Financial instruments held at fair value
Derivative financial instruments	0.3	0.2	(1.2)	(1.9)
Investment	3.5	3.1	6.7	0.8

Summary of Group's Assets and Liabilities Carried at Fair Value
The following table presents the Group’s assets and liabilities carried at fair value by valuation method.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
31 December 2021
Assets
Derivative financial instruments	—	0.5	—	0.5
Investment	1.0	—	2.5	3.5

	1.0	0.5	2.5	4.0

Liabilities
Derivative financial instruments	—	(0.2)	—	(0.2)

	—	(0.2)	—	(0.2)

31 December 2020
Assets
Derivative financial instruments	—	0.3	—	0.3
Investment	1.2	—	1.9	3.1

	1.2	0.3	1.9	3.4

Liabilities
Derivative financial instruments	—	(0.1)	—	(0.1)

	—	(0.1)	—	(0.1)

30 June 2020
Assets
Derivative financial instruments	—	—	—	—
Investment	4.8	—	1.9	6.7
	4.8	—	1.9	6.7

Liabilities
Derivative financial instruments	—	(1.2)	—	(1.2)

	—	(1.2)	—	(1.2)

30 June 2019
Assets
Derivative financial instruments	—	0.2	—	0.2
Investment	0.8	—	—	0.8

	0.8	0.2	—	1.0

Liabilities
Derivative financial instruments	—	(2.1)	—	(2.1)

	—	(2.1)	—	(2.1)

Summary of Disclosure in Tabular Form of Open Currency Forward Contracts
The Group’s open forward currency contracts and their maturity profile as at the period / year end is as follows:

	31 December 2021		31 December 2020		30 June 2020		30 June 2019
Outstanding contracts	Average rate	Foreign currency million	Average rate	Foreign currency million	Average rate	Foreign currency million	Average rate	Foreign currency million
Sell US Dollars
Less than 3 months	—	—	1.3	$0.3	1.29	$3.1	1.34	$8.9
3 to 6 months	1.36	$0.2	1.3	$0.7	1.31	$2.0	1.32	$11.5
7 to 12 months	—	—	1.3	$0.2	1.24	$0.1	1.33	$8.3
13 to 18 months	—	—	—	—	—	—	—	—

	1.36	$0.2	1.3	$1.2	1.30	$5.2	1.33	$28.7

Sell Euros
Less than 3 months	1.16	€8.2	1.12	€5.7	1.14	€8.1	1.11	€11.8
3 to 6 months	1.16	€6.9	1.10	€3.5	1.15	€6.5	1.11	€13.2
7 to 12 months	1.17	€5.9	1.10	€4.3	1.12	€3.4	1.11	€17.4
13 to 18 months	—	—	—	—	—	—	1.14	€1.4

	1.16	€21.0	1.11	€13.5	1.14	€18.0	1.11	€43.8

Sell Yen
Less than 3 months	150.88	¥461.0	137.16	¥287.5	139.13	¥373.4	145.26	¥430.7
3 to 6 months	152.58	¥452.2	135.74	¥233.0	138.02	¥219.4	143.23	¥484.8
7 to 12 months	151.73	¥296.0	137.28	¥196.4	135.36	¥268.7	141.58	¥954.5
13 to 18 months	—	—	137.96	¥7.9	131.73	¥6.4	141.99	¥241.0

	151.72	¥1,209.2	136.74	¥724.8	137.60	¥867.9	142.74	¥2,111.0

Sell Chinese Renminbi
Less than 3 months	9.03	¥24.5	8.96	¥15.4	9.11	¥19.4	8.91	¥34.1
3 to 6 months	8.99	¥17.2	9.03	¥12.6	8.99	¥7.5	8.96	¥27.0
7 to 12 months	8.85	¥16.6	8.97	¥12.0	8.90	¥6.0	9.02	¥54.6

	8.96	¥58.3	8.98	¥40.0	9.05	¥32.9	8.97	¥115.7

Summary of Disclosure in Tabular Form of Movement Recognized in Other Comprehensive Income Cash Flow Hedges
The movement recognized in other comprehensive income in the period:

	31 December 2021	31 December 2020	30 June 2020	30 June 2019
	£m	£m	£m	£m
(Loss) / gain in the year / period	(0.1)	1.5	0.7	(2.1)
Recycled to profit and loss	—	(0.4)	—	0.4

(Loss) / gain recognized in other comprehensive income	(0.1)	1.1	0.7	(1.7)

Summary of Impact of Strengthening and Weakening of Foreign Currency On Income After Tax and Other Comprehensive Income After Tax
The sensitivity analysis below only includes financial instruments denominated in non-functional
currency and forward currency contracts outstanding at the reporting date and represents the impact of an immediate change in Sterling against other currencies.

	US Dollar currency impact		Euro currency impact		Yen currency impact		RMB currency impact
	+10%	-10%	+10%	-10%	+10%	-10%	+10%	-10%
	£m	£m	£m	£m	£m	£m	£m	£m
31 December 2021
Income statement	1.1	(1.3)	0.4	(0.5)	0.4	(0.5)	0.3	(0.3)
Other comprehensive income	—	—	1.3	(1.5)	0.4	(0.5)	0.3	(0.4)

31 December 2020
Income statement	0.7	(0.8)	0.5	(0.7)	0.3	(0.3)	0.4	(0.5)
Other comprehensive income	0.1	(0.1)	0.7	(0.8)	0.2	(0.3)	0.1	(0.1)

30 June 2020
Income statement	0.3	(0.4)	1.0	(1.3)	0.4	(0.5)	0.2	(0.2)
Other comprehensive income	0.4	(0.5)	0.9	(1.2)	0.3	(0.4)	0.3	(0.4)

30 June 2019
Income statement	—	(0.2)	0.7	(0.8)	0.1	(0.5)	0.5	(0.7)
Other comprehensive income	1.2	(3.1)	2.8	(3.7)	0.6	(1.9)	—	(0.1)

Summary of Disclosure in Tabular Form of Maturity Analysis of Derivative and Non Derivative Financial Liabilities
The maturity profile of financial liabilities shown below represents the Group’s gross expected contractual cash flows.

	Less than 1 year	Between 2 and 5 years	Over five years	Total
	£m	£m	£m	£m
31 December 2021
Trade and other payables	46.0	—	—	46.0
Borrowings	120.0	—	—	120.0
Lease liabilities	11.1	47.0	64.0	122.1
Derivative financial instruments	32.4	—	—	32.4

31 December 2020
Trade and other payables	33.3	—	—	33.3
Lease liabilities	8.8	38.9	82.9	130.6
Derivative financial instruments	22.5	0.1	—	22.6

30 June 2020
Trade and other payables	33.8	—	—	33.8
Borrowings	107.0	—	—	107.0
Lease liabilities	9.3	32.0	101.9	143.2
Derivative financial instruments	30.8	—	—	30.8

30 June 2019
Trade and other payables	31.0	—	—	31.0
Derivative financial instruments	87.5	3.0	—	90.5